Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000095455 | Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	21.22%
C000095455 | Non-Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	18.83%
C000095455 | Investment Co. Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.84%
C000095455 | US Government
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000095455 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	7.59%
C000095455 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	6.77%
C000095455 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	5.74%
C000095455 | Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	4.56%
C000095455 | BDCs
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000095455 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000095455 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000095455 | Muni/BAB
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000095455 | EM Debt
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000095455 | Developed Foreign
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000095455 | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000095455 | Preferreds
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000095455 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000095455 | Convertibles
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000095455 | DoubleLine Opportunistic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	41.84%
C000095455 | Tactical Closed-End Fund Income Strategy (RiverNorth)
Holdings [Line Items]
Percent of Net Asset Value	30.51%
C000095455 | DoubleLine Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	27.65%
C000095454 | Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	21.22%
C000095454 | Non-Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	18.83%
C000095454 | Investment Co. Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.84%
C000095454 | US Government
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000095454 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	7.59%
C000095454 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	6.77%
C000095454 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	5.74%
C000095454 | Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	4.56%
C000095454 | BDCs
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000095454 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000095454 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000095454 | Muni/BAB
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000095454 | EM Debt
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000095454 | Developed Foreign
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000095454 | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000095454 | Preferreds
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000095454 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000095454 | Convertibles
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000095454 | DoubleLine Opportunistic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	41.84%
C000095454 | Tactical Closed-End Fund Income Strategy (RiverNorth)
Holdings [Line Items]
Percent of Net Asset Value	30.51%
C000095454 | DoubleLine Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	27.65%
C000119956 | Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000119956 | Non-Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000119956 | Investment Co. Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000119956 | US Government
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000119956 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000119956 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000119956 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	55.59%
C000119956 | Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000119956 | BDCs
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000119956 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000119956 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000119956 | EM Debt
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000119956 | Developed Foreign
Holdings [Line Items]
Percent of Net Asset Value	26.95%
C000119956 | Preferreds
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000119956 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000119956 | Convertibles
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000119956 | Tactical Closed-End Fund Income Strategy (RiverNorth)
Holdings [Line Items]
Percent of Net Asset Value	11.39%
C000119956 | Global Bank Loan/High Yield Strategy (Oaktree)
Holdings [Line Items]
Percent of Net Asset Value	88.61%
C000119955 | Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000119955 | Non-Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000119955 | Investment Co. Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000119955 | US Government
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000119955 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000119955 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000119955 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	55.59%
C000119955 | Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000119955 | BDCs
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000119955 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000119955 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000119955 | EM Debt
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000119955 | Developed Foreign
Holdings [Line Items]
Percent of Net Asset Value	26.95%
C000119955 | Preferreds
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000119955 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000119955 | Convertibles
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000119955 | Tactical Closed-End Fund Income Strategy (RiverNorth)
Holdings [Line Items]
Percent of Net Asset Value	11.39%
C000119955 | Global Bank Loan/High Yield Strategy (Oaktree)
Holdings [Line Items]
Percent of Net Asset Value	88.61%